Investments	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Investments	INVESTMENTS
The following tables present the composition of our investment portfolio by major security type:

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Holding Period Gains (Losses)	Fair Value	% of Total Fair Value
December 31, 2024
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$47,103	$36	$(1,151)	$0	$45,988	57.3%
State and local government obligations	2,893	2	(117)	0	2,778	3.5
Foreign government obligations	16	0	0	0	16	0
Corporate and other debt securities	14,111	65	(215)	(7)	13,954	17.4
Residential mortgage-backed securities	1,600	9	(11)	3	1,601	2.0
Commercial mortgage-backed securities	4,721	7	(376)	0	4,352	5.4
Other asset-backed securities	6,682	26	(65)	0	6,643	8.3
Total fixed maturities	77,126	145	(1,935)	(4)	75,332	93.9
Short-term investments	615	0	0	0	615	0.7
Total available-for-sale securities	77,741	145	(1,935)	(4)	75,947	94.6
Equity securities:
Nonredeemable preferred stocks	756	0	0	(28)	728	0.9
Common equities	745	0	0	2,830	3,575	4.5
Total equity securities	1,501	0	0	2,802	4,303	5.4
Total portfolio[1]	$79,242	$145	$(1,935)	$2,798	$80,250	100.0%

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Holding Period Gains (Losses)	Fair Value	% of Total Fair Value
December 31, 2023
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$37,823	$204	$(1,158)	$0	$36,869	55.9%
State and local government obligations	2,338	3	(138)	0	2,203	3.3
Foreign government obligations	17	0	(1)	0	16	0.1
Corporate and other debt securities	11,634	87	(335)	(28)	11,358	17.2
Residential mortgage-backed securities	427	0	(10)	0	417	0.6
Commercial mortgage-backed securities	4,536	2	(598)	0	3,940	6.0
Other asset-backed securities	5,667	16	(107)	(1)	5,575	8.4
Total fixed maturities	62,442	312	(2,347)	(29)	60,378	91.5
Short-term investments	1,790	0	0	0	1,790	2.7
Total available-for-sale securities	64,232	312	(2,347)	(29)	62,168	94.2
Equity securities:
Nonredeemable preferred stocks	977	0	0	(75)	902	1.4
Common equities	706	0	0	2,223	2,929	4.4
Total equity securities	1,683	0	0	2,148	3,831	5.8
Total portfolio[1]	$65,915	$312	$(2,347)	$2,119	$65,999	100.0%
1 At December 31, 2024, we had $125 million of net unsettled security transactions included in other liabilities, compared to $46 million of net unsettled security transactions included in other assets at December 31, 2023.
The total fair value of the portfolio at December 31, 2024 and 2023, included $6.2 billion and $4.2 billion, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions. A portion of these investments were sold and proceeds used to pay our common share dividends in January 2025; see Note 14 – Dividends for additional information.

Certain fixed-maturity securities previously categorized as redeemable preferred stocks in our footnote disclosures are currently classified as corporate and other debt securities to reflect the accurate categorization based on the underlying features of these securities. The December 31, 2023 amounts, which were previously presented separately as redeemable preferred stocks in our Note 2 - Investments and Note 3 - Fair Value tables, were reclassified to conform to the current year presentation. The reclassification did not have an impact on our total fixed-maturity securities or our results of operations, financial condition, or cash flows.
At December 31, 2024, bonds and certificates of deposit in the principal amount of $774 million were on deposit to meet state insurance regulatory requirements. We did not hold any securities of any one issuer, excluding U.S. government obligations, with an aggregate cost or fair value exceeding 10% of total shareholders’ equity at December 31, 2024 or 2023. At December 31, 2024, we did not hold any debt securities that were non-income producing during the preceding 12 months.

Hybrid Securities Certain securities in our fixed-maturity portfolio are accounted for as hybrid securities because they contain embedded derivatives that are not deemed to be clearly and closely related to the host investments.
These securities are reported at fair value at December 31:

(millions)	2024	2023
Fixed Maturities:
Corporate and other debt securities	$608	$672
Residential mortgage-backed securities	479	324
Other asset-backed securities	1	14
Total hybrid securities	$1,088	$1,010
Since the embedded derivatives (e.g., change-in-control put option, debt-to-equity conversion, or any other feature unrelated to the credit quality or risk of default of the issuer that could impact the amount or timing of our expected future cash flows) do not have observable intrinsic values, we use the fair value option to record the changes in fair value of these securities through income as a component of net realized gains (losses).
Fixed Maturities  The composition of fixed maturities by maturity at December 31, 2024, was:

(millions)	Cost	Fair Value
Less than one year	$7,620	$7,588
One to five years	56,663	55,465
Five to ten years	12,590	12,027
Ten years or greater	253	252
Total	$77,126	$75,332
Asset-backed securities are classified in the maturity distribution table based upon their projected cash flows. All other securities that do not have a single maturity date are reported based upon expected average maturity. Contractual maturities may differ from expected maturities because the issuers of the securities may have the right to call or prepay obligations.
Gross Unrealized Losses The following tables show the composition of gross unrealized losses by major security type and by the length of time that individual securities have been in a continuous unrealized loss position:

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Gross Unrealized Losses	No. of Sec.	Fair Value	Gross Unrealized Losses
December 31, 2024
U.S. government obligations	113	$38,782	$(1,151)	39	$30,257	$(418)	74	$8,525	$(733)
State and local government obligations	379	2,339	(117)	127	783	(6)	252	1,556	(111)
Corporate and other debt securities	304	7,034	(215)	122	2,935	(33)	182	4,099	(182)
Residential mortgage-backed securities	40	428	(11)	12	377	(4)	28	51	(7)
Commercial mortgage-backed securities	153	3,294	(376)	8	264	(16)	145	3,030	(360)
Other asset-backed securities	84	1,907	(65)	34	912	(8)	50	995	(57)
Total fixed maturities	1,073	$53,784	$(1,935)	342	$35,528	$(485)	731	$18,256	$(1,450)

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Gross Unrealized Losses	No. of Sec.	Fair Value	Gross Unrealized Losses
December 31, 2023
U.S. government obligations	147	$28,225	$(1,158)	25	$11,890	$(100)	122	$16,335	$(1,058)
State and local government obligations	324	1,846	(138)	31	170	(1)	293	1,676	(137)
Foreign government obligations	1	16	(1)	0	0	0	1	16	(1)
Corporate and other debt securities	316	6,675	(335)	26	617	(14)	290	6,058	(321)
Residential mortgage-backed securities	39	88	(10)	2	0	0	37	88	(10)
Commercial mortgage-backed securities	189	3,913	(598)	1	31	(3)	188	3,882	(595)
Other asset-backed securities	207	3,299	(107)	41	640	(1)	166	2,659	(106)
Total fixed maturities	1,223	$44,062	$(2,347)	126	$13,348	$(119)	1,097	$30,714	$(2,228)
A review of the securities in an unrealized loss position indicated that the issuers were current with respect to their interest obligations and that there was no evidence of deterioration of the current cash flow projections that would indicate we would not receive the remaining principal at maturity.
We had 19 securities, across 12 issuers, that had their credit ratings downgraded, with a combined fair value of $429 million and an unrealized loss of $61 million as of December 31, 2024. Based on our analysis of these securities, no credit loss allowance was required.
Allowance For Credit and Uncollectible Losses We are required to measure the amount of potential credit losses for all fixed-maturity securities in an unrealized loss position. We did not record any allowances for credit losses or any write-offs for credit losses deemed to be uncollectible during 2024 or 2023 and did not have a material credit loss allowance balance as of December 31, 2024 or 2023. We considered several factors and inputs related to the individual securities as part of our analysis. The methodology and significant inputs used to measure the amount of credit losses in our portfolio included:
•current performance indicators on the business model or underlying assets (e.g., delinquency rates, foreclosure rates, and default rates);
•credit support (via current levels of subordination);
•historical credit ratings; and
•updated cash flow expectations based upon these performance indicators.
In order to determine the amount of credit loss, if any, we initially reviewed securities in a loss position to determine whether it was likely that we would be required, or intended, to sell any of the securities prior to the recovery of their respective cost bases (which could be maturity). If we were likely to, or intended to, sell prior to a potential recovery, we would write off the full unrealized loss. At December 31, 2024, we wrote down $1 million of unrealized loss on securities we intended to sell prior to their recovery; we did not record any write-downs on securities we intended to sell during 2023.

For those securities that we determined we were not likely to, or did not intend to, sell prior to a potential recovery, we performed additional analysis to determine if the loss was credit related. For securities subject to credit-related loss, we calculated the net present value (NPV) of the cash flows expected (i.e., expected recovery value) using the current book yield for each security. The NPV was then compared to the security’s current amortized value to determine if a credit loss existed. In the event that the NPV was below the amortized value, and the amount was determined to be material on any specific security, or in the aggregate, a credit loss would be deemed to exist, and either an allowance for credit losses would be created, or if an allowance currently existed, either a recovery of the previous allowance, or an incremental loss, would be recorded to net realized gains (losses) on securities.
As of December 31, 2024 and 2023, we believe that none of the unrealized losses on our fixed-maturity securities were related to material credit losses on any specific securities, or in the aggregate. We continue to expect all the securities in our fixed-maturity portfolio to pay their principal and interest obligations.
In addition, we reviewed our accrued investment income outstanding on those securities in an unrealized loss position at December 31, 2024 and 2023, to determine if the accrued interest amounts were uncollectible. Based on our analysis, we believe the issuers have sufficient liquidity and capital reserves to meet their current interest, and future principal, obligations and, therefore, did not write off any accrued income as uncollectible at December 31, 2024 or 2023.

Realized Gains (Losses)  The components of net realized gains (losses) for the years ended December 31, were:

(millions)	2024	2023	2022
Gross realized gains on security sales
Available-for-sale securities:
U.S. government obligations	$64	$12	$11
Corporate and other debt securities	13	1	8
Residential mortgage-backed securities	1	1	1
Commercial mortgage-backed securities	1	0	0
Total available-for-sale securities	79	14	20
Equity securities:
Nonredeemable preferred stocks	0	0	18
Common equities	33	381	846
Total equity securities	33	381	864
Subtotal gross realized gains on security sales	112	395	884
Gross realized losses on security sales
Available-for-sale securities:
U.S. government obligations	(443)	(64)	(434)
State and local government obligations	(1)	0	(1)
Corporate and other debt securities	(54)	(86)	(88)
Commercial mortgage-backed securities	(22)	(107)	(72)
Other asset-backed securities	0	(6)	(4)
Total available-for-sale securities	(520)	(263)	(599)
Equity securities:
Nonredeemable preferred stocks	(18)	(118)	(10)
Common equities	(24)	(22)	(78)
Total equity securities	(42)	(140)	(88)
Subtotal gross realized losses on security sales	(562)	(403)	(687)
Net realized gains (losses) on security sales
Available-for-sale securities:
U.S. government obligations	(379)	(52)	(423)
State and local government obligations	(1)	0	(1)
Corporate and other debt securities	(41)	(85)	(80)
Residential mortgage-backed securities	1	1	1
Commercial mortgage-backed securities	(21)	(107)	(72)
Other asset-backed securities	0	(6)	(4)
Total available-for-sale securities	(441)	(249)	(579)
Equity securities:
Nonredeemable preferred stocks	(18)	(118)	8
Common equities	9	359	768
Total equity securities	(9)	241	776
Subtotal net realized gains (losses) on security sales	(450)	(8)	197
Other assets
Gain	36	22	0
Net holding period gains (losses)
Hybrid securities	25	45	(82)
Equity securities	654	303	(2,018)
Subtotal net holding period gains (losses)	679	348	(2,100)
Impairment losses
Fixed-maturity securities	(1)	0	0
Other assets	0	(9)	(9)
Subtotal impairment losses	(1)	(9)	(9)
Total net realized gains (losses) on securities	$264	$353	$(1,912)

During 2024 and 2022, the majority of our security sales were U.S. Treasury Notes that were sold for duration management. We also selectively sold securities that we viewed as having less attractive risk/reward profiles. During 2023, the gross losses were primarily related to: (i) commercial mortgage-backed securities, as we reduced certain positions that we believed would be sensitive to potential future economic uncertainty; (ii) corporate debt securities, as we sold some longer duration securities that had less attractive risk/reward profiles; and (iii) nonredeemable preferred stocks, predominantly due to the sale of certain holdings in U.S. bank preferred stocks.
During both 2023 and 2022, the gross gains in common equities reflected sales of securities, as part of our plan to incrementally reduce risk in the portfolio in response to our view of the potential of a more difficult economic environment.

The other asset gain for all periods presented is related to proceeds received as a result of litigation in conjunction with three renewable energy investments we made from 2016 through 2018 (the original investments were previously written down in full).
The following table reflects our holding period realized gains (losses) recognized on equity securities held at the respective periods ended December 31:

(millions)	2024	2023	2022
Total net gains (losses) recognized during the period on equity securities	$645	$544	$(1,242)
Less: Net gains (losses) recognized on equity securities sold during the period	(9)	241	776
Net holding period gains (losses) recognized during the period on equity securities held at period end	$654	$303	$(2,018)
Net Investment Income  The components of net investment income for the years ended December 31, were:

(millions)	2024	2023	2022
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$1,489	$864	$339
State and local government obligations	61	48	40
Corporate and other debt securities	572	376	300
Residential mortgage-backed securities	47	29	31
Commercial mortgage-backed securities	195	196	191
Other asset-backed securities	332	193	175
Total fixed maturities	2,696	1,706	1,076
Short-term investments	53	92	53
Total available-for-sale securities	2,749	1,798	1,129
Equity securities:
Nonredeemable preferred stocks	39	51	70
Common equities	44	43	61
Total equity securities	83	94	131
Investment income	2,832	1,892	1,260
Investment expenses	(29)	(26)	(24)
Net investment income	$2,803	$1,866	$1,236
On a year-over-year basis, investment income (interest and dividends) increased 50% in both 2024 and 2023, compared to the prior years. Growth in invested assets and an increase in recurring investment book yield contributed to the increase in investment income. The book yield increase primarily reflected investing new cash from insurance operations, and proceeds from maturing bonds, in higher coupon rate securities.